SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2017 and 2016, revenues from the following charterers accounted for over 10% of our consolidated revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2017		2016		2017		2016
Petrobras	46,920	35%	24,896	22%	72,497	31%	49,670	23%
PTNR	18,348	13%	17,059	15%	36,133	15%	33,841	16%
Jordan	14,235	10%	14,188	13%	28,313	12%	28,377	13%
KNPC	14,097	10%	14,097	13%	19,142	8%	19,151	9%
DUSUP	11,638	9%	11,549	10%	23,147	10%	23,240	11%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2017	2016	2017	2016
Brazil	46,920	24,896	72,497	49,670
Indonesia	18,348	17,059	36,133	33,841
Jordan	14,235	14,188	28,313	28,377
Kuwait	14,097	14,097	19,142	19,151
United Arab Emirates	11,638	11,549	23,147	23,240

Fixed assets, net	June 30,	December 31,
(in thousands of $)	2017	2016
Brazil	336,744	347,366
Jordan	274,232	278,588
Kuwait	263,241	267,055
Indonesia	184,194	191,139
United Arab Emirates	116,232	122,078